Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 231,607,570.56
Previously Paid Amount	0
Total Fee Amount	31,985.01
Total Offset Amount	0
Net Fee	$ 31,985.01
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A